Subsequent Events (Details) $ / shares in Units, $ in Millions	1 Months Ended
Jul. 27, 2023 USD ($) $ / shares shares
Subsequent Events [Abstract]
Shares issued | shares	1,200,000
Offering price | $ / shares	$ 5
Aggregate gross proceeds | $	$ 6